Revenue - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€) Segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of operating segments | Segments	6
Europe heavyside and americas materials [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue yet to be recognised from fixed-price long term construction contracts | €	€ 1,848